SHARE-BASED COMPENSATION - Kaixin Auto 2019 Plan (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 17, 2020 shares	May 03, 2019 USD ($) employee $ / shares shares	Jul. 01, 2018 shares	Mar. 15, 2018 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017	Apr. 30, 2019 shares	May 31, 2018 shares	Jan. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance						4,200,000
Weighted average exercise price | $ / shares					$ 0.02	$ 0.01
Total incremental cost | $		$ 4,138
Total incremental cost related to vested awards | $						$ 1,205
Total incremental cost related to nonvested awards | $					$ 2,933
Kaixin Auto 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance								4,715,700
Options granted		2,186,364
Number of employees for option | employee		144
Weighted-average grant-date fair value of the share options granted | $ / shares						$ 3.21
Kaixin Auto 2019 Plan | Vests immediately on grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares		$ 1.70
Vesting percentage		25.00%
Kaixin Auto 2019 Plan | Vests monthly subsequent to replacement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares		$ 0.01
Vesting percentage		62.50%
Kaixin Auto 2019 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		2,183,828			200,000
Kaixin Auto 2019 Plan | Replacement restricted shares | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		205,215
Kaixin Auto 2019 Plan | Replacement restricted shares with graded vesting, one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		917,738
Vesting percentage		0.25%
Kaixin Auto 2019 Plan | Remaining replacement restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Kaixin Auto 2019 Plan | Remaining replacement restricted shares | Vests immediately on grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					62.50%
Kaixin Auto 2019 Plan | Remaining replacement restricted shares | Vests monthly subsequent to replacement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		0.0278%
Kaixin Auto 2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,000,000
Kaixin Auto 2020 Plan [Member] | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	4,646,778
Kaixin Auto Group 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance									21,868,000	6,248,000
Options granted			5,695,286	5,695,286
Kaixin Auto Group 2018 Plan | Vests monthly subsequent to replacement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Kaixin Auto Group 2018 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of the options							P10Y